RUBY MINE ACQUISITION	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Disclosure Text Block Supplement [Abstract]
Mergers, Acquisitions and Dispositions Disclosures [Text Block]

NOTE 5             RUBY MINE ACQUISITION

On September 27, 2010, the Company executed an option-to-purchase agreement with Ruby Development Company (“RDC”), a California partnership, for the acquisition of the Ruby Mine (the “Ruby”) in Sierra County, California. The purchase price is $2,500,000.

On June 1, 2011, the Company exercised its option to purchase the Ruby Mine and made a final option payment of $85,000 to open escrow.  On July 1, 2011, escrow was closed and the acquisition of the Ruby Mine was completed. During the preceding option period and as of the closing date, the Company has made payments totaling $510,000 to RDC, consisting of $360,000 cash and 10,000,000 shares of common stock valued at $150,000.  These payments were credited towards the purchase price, thereby reducing the outstanding principal due to $1,990,000.  The mortgage is to be paid in full by December 30, 2015 pursuant to amendments to the agreement executed on December 12, 2012, March 28, 2013, and November 19, 2013.  The seller has also been granted 10 million 5-year warrants exercisable at 2 cents, 2 million 5-year warrants exercisable at 9 cents, 2 million 5-year warrants exercisable at 10 cents, and 4 million 5-year warrants exercisable at 4 cents.  Pursuant to the aforementioned amendment dated November 19, 2013, the term of all of the outstanding warrants issued to the seller has been extended to December 30, 2018.

On the transaction closing date of July 1, 2011, the Company issued a promissory note to RDC for $1,990,000 plus 3% interest per annum.  The note, as amended, is due on or before December 30, 2015, and currently accrues interest at 6% per annum.  As of March 31, 2014 and December 31, 2013, the outstanding balance due on the note is $1,760,130 and $1,832,638, respectively.

Upon the close of the transaction and the transfer of title, as previously set forth in the purchase agreement, the Company acquired all of the real and personal property associated with the Ruby Gold Mine, all of the shares of Ruby Gold, Inc., a private California corporation, and $171,618 in reclamation bonds securing the permits at the Ruby Mine. Subsequent to the close of the transaction, Ruby Gold, Inc. became a wholly-owned subsidiary of North Bay Resources Inc.  The Company has also assumed the reclamation liabilities on the Ruby Mine, for which reclamation bonds are pledged.  In addition, a $2,500 liability from a pre-existing shareholder loan that was outstanding as of the closing date has been extinguished as of the close of escrow.

All costs related to the acquisition of the property have been capitalized when incurred. All other costs have been expensed when incurred. Cash paid during the period ended December 31, 2011 and December 31, 2010 was equal to $277,006 and $82,994, respectively. Warrants issued during the periods ended December 31, 2010 and December 31, 2011 were valued at $149,896 and $219,940 respectively. Shares paid as of December 31, 2010 were valued at $150,000. $2,519 was capitalized to the purchase option during the three months ended March 31, 2011 related to the company’s amendment to extend the term of the 10,000,000 warrants issued to Ruby Development Company from December 31, 2012 to December 31, 2015. The value of the extension was calculated using the Black-Scholes model. In addition, $219,940 was capitalized to the purchase option during the six months ended June 30, 2011 related to the amendment on April 22, 2011 to issue warrants granting RDC the right to purchase 2 million shares of the Company’s common stock at the exercise price of ten cents ($0.10) per share.  Said warrants are valid until May 1, 2016. The value of the additional warrants was calculated using the Black-Scholes model.  On March 6, 2012, the Company issued warrants granting RDC the right to purchase 2 million shares of the Company’s common stock until March 6, 2017 at the exercise price of nine cents ($0.09) per share, in consideration for reducing the monthly mortgage payments due in January, February, and March, 2012. The fair value of the warrants of $175,047 was expensed related to this issuance. This value was calculated via the Black-Scholes model. Pursuant to the aforementioned amendment dated November 19, 2013, the term of all of the outstanding warrants issued to the seller has been extended to December 30, 2018.

NOTE 5             RUBY MINE ACQUISITION

On September 27, 2010, the Company executed an option-to-purchase agreement with Ruby Development Company (“RDC”), a California partnership, for the acquisition of the Ruby Mine (the “Ruby”) in Sierra County, California. The purchase price is $2,500,000.

On June 1, 2011, the Company exercised its option to purchase the Ruby Mine and made a final option payment of $85,000 to open escrow.  On July 1, 2011, escrow was closed and the acquisition of the Ruby Mine was completed. During the preceding option period and as of the closing date, the Company has made payments totaling $510,000 to RDC, consisting of $360,000 cash and 10,000,000 shares of common stock valued at $150,000.  These payments were credited towards the purchase price, thereby reducing the outstanding principal due to $1,990,000.  The mortgage is to be paid in full by December 30, 2015 pursuant to amendments to the agreement executed on December 12, 2012, March 28, 2013, and November 19, 2013.  The seller has also been granted 10 million 5-year warrants exercisable at 2 cents, 2 million 5-year warrants exercisable at 9 cents, 2 million 5-year warrants exercisable at 10 cents, and 4 million 5-year warrants exercisable at 4 cents.  Pursuant to the aforementioned amendment dated November 19, 2013, the term of all of the outstanding warrants issued to the seller has been extended to December 30, 2018.

On the transaction closing date of July 1, 2011, the Company issued a promissory note to RDC for $1,990,000 plus 3% interest per annum.  The note, as amended, is due on or before December 30, 2015, and currently accrues interest at 6% per annum.  As of December 31, 2013, all monthly payments have been paid, and the outstanding balance due on the note is $1,832,638.

Upon the close of the transaction and the transfer of title, as previously set forth in the purchase agreement, the Company acquired all of the real and personal property associated with the Ruby Gold Mine, all of the shares of Ruby Gold, Inc., a private California corporation, and $171,618 in reclamation bonds securing the permits at the Ruby Mine. Subsequent to the close of the transaction, Ruby Gold, Inc. became a wholly-owned subsidiary of North Bay Resources Inc.  The Company has also assumed the reclamation liabilities on the Ruby Mine, for which reclamation bonds are pledged.  In addition, a $2,500 liability from a pre-existing shareholder loan that was outstanding as of the closing date has been extinguished as of the close of escrow.

All costs related to the acquisition of the property have been capitalized when incurred. All other costs have been expensed when incurred. Cash paid during the period ended December 31, 2011 and December 31, 2010 was equal to $277,006 and $82,994, respectively. Warrants issued during the periods ended December 31, 2010 and December 31, 2011 were valued at $149,896 and $219,940 respectively. Shares paid as of December 31, 2010 were valued at $150,000. $2,519 was capitalized to the purchase option during the three months ended March 31, 2011 related to the company’s amendment to extend the term of the 10,000,000 warrants issued to Ruby Development Company from December 31, 2012 to December 31, 2015. The value of the extension was calculated using the Black-Scholes model. In addition, $219,940 was capitalized to the purchase option during the six months ended June 30, 2011 related to the amendment on April 22, 2011 to issue warrants granting RDC the right to purchase 2 million shares of the Company’s common stock at the exercise price of ten cents ($0.10) per share.  Said warrants are valid until May 1, 2016. The value of the additional warrants was calculated using the Black-Scholes model.  On March 6, 2012, the Company issued warrants granting RDC the right to purchase 2 million shares of the Company’s common stock until March 6, 2017 at the exercise price of nine cents ($0.09) per share, in consideration for reducing the monthly mortgage payments due in January, February, and March, 2012. The fair value of the warrants of $175,047 was expensed related to this issuance. This value was calculated via the Black-Scholes model. Pursuant to the aforementioned amendment dated November 19, 2013, the term of all of the outstanding warrants issued to the seller has been extended to December 30, 2018.